DEFERRED REVENUE	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
DEFERRED REVENUE

NOTE 6: DEFERRED REVENUE

For the nine months ended September 30, 2023 and as of December 31, 2022, changes in deferred revenue were as follows:

	September 30,	December 31,
	2023	2022
Balance, beginning of period	$2,493,151	$1,608,596
Deferral of revenue	1,424,478	3,511,678
Recognition of deferred revenue	(1,967,378)	(2,627,123)
Balance, end of period	$1,950,251	$2,493,151

As of September 30, 2023 and December 31, 2022, deferred revenue is classified as follows:

	September 30,	December 31,
	2023	2022
Current	$1,619,711	$1,704,249
Non-current	330,540	788,902
	$1,950,251	$2,493,151

NOTE 7: DEFERRED REVENUE

For the years ended December 31, 2022 and 2021, changes in deferred revenue were as follows:

	December 31,	December 31,
	2022	2021
Balance, beginning of year	$1,608,596	$1,518,163
Deferral of revenue	3,511,678	2,581,801
Recognition of deferred revenue	(2,627,123)	(2,491,368)
Balance, end of year	$2,493,151	$1,608,596

As of December 31, 2022 and 2021, is classified as follows:

	December 31,	December 31,
	2022	2021
Current	$1,704,249	$1,035,185
Non-current	788,902	573,411
Balance, end of year	$2,493,151	$1,608,596